WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS, WARRANTS AND OPTIONS -- 92.96%]

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Major Capitalization - Europe -- 20.23%
-----------------------------------------------------------------------------------
Altana AG                                 1,800,000   $   88,364,520         5.18%
Novartis AG                               2,100,000       76,591,345         4.49%
Roche Holding AG                            500,000       35,812,755         2.10%
Sanofi-Synthelabo SA                      1,150,000       75,325,753         4.42%
Serono SA                                    75,000       68,868,377         4.04%
-----------------------------------------------------------------------------------
                                                      $  344,962,750        20.23%
-----------------------------------------------------------------------------------
Major Capitalization - Far East -- 8.76%
-----------------------------------------------------------------------------------
Banyu Pharmaceutical Co., Ltd.            1,750,000   $   29,451,363         1.73%
Chugai Pharmaceuticals, Co., Ltd.         2,050,000       33,068,411         1.94%
Eisai Co., Ltd.                           1,100,000       27,166,779         1.59%
Fujisawa Pharmaceutical Co., Ltd.         2,500,000       48,489,566         2.84%
Tanabe Seiyaku Co., Ltd.                  1,045,000       11,255,470         0.66%
-----------------------------------------------------------------------------------
                                                      $  149,431,589         8.76%
-----------------------------------------------------------------------------------
Major Capitalization - North America -- 45.28%
-----------------------------------------------------------------------------------
Abbott Laboratories                       1,000,000   $   49,700,000         2.91%
Abgenix, Inc.(1)                          1,600,000       47,952,000         2.81%
American Home Products Corp.              1,000,000       56,000,000         3.28%
Amgen, Inc.(1)                              700,000       45,010,000         2.64%
Forest Laboratories, Inc.(1)                500,000       36,505,000         2.14%
Genentech, Inc.(1)                        1,500,000       68,850,000         4.04%
Genzyme Corp.(1)                          1,030,000       58,339,200         3.42%
Gilead Sciences, Inc.(1)                  1,000,000       60,710,000         3.56%
Immunex Corp.(1)                          3,200,000       55,616,000         3.26%
Lilly (Eli) & Co.                         1,000,000       77,630,000         4.55%
Pfizer, Inc.                              2,500,000       95,775,000         5.61%
Pharmacia Corp.                           1,500,000       59,400,000         3.48%
Schering-Plough Corp.                     1,600,000       61,008,000         3.58%
-----------------------------------------------------------------------------------
                                                      $  772,495,200        45.28%
-----------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 0.69%
-----------------------------------------------------------------------------------
Berna Biotech AG(1)                          32,250   $   11,791,237         0.69%
-----------------------------------------------------------------------------------
                                                      $   11,791,237         0.69%
-----------------------------------------------------------------------------------
                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America -- 18.00%
-----------------------------------------------------------------------------------
Adolor, Inc.(1)                             318,954   $    5,814,531         0.34%
Adolor, Inc.(1)(2)(3)                       380,000        6,916,000         0.41%
Alexion Pharmaceuticals, Inc.(1)            800,000       15,080,000         0.88%
Applera Corporation - Celera Genomics
Group(1)                                    700,000       18,585,000         1.09%
ArQule, Inc.(1)                             340,000        4,141,200         0.24%
Bio-Technology General Corp.(1)           1,750,000       16,625,000         0.97%
Caliper Technologies Corp.(1)               998,100       13,973,400         0.82%
COR Therapeutics, Inc.(1)                   900,000       24,705,000         1.45%
Enzon, Inc.(1)                              500,000       31,920,000         1.87%
Given Imaging Warrants(1)(2)(3)               1,283            7,313         0.00%
Incyte Genomics, Inc.(1)                  1,600,000       28,288,000         1.66%
Molecular Devices Corp.(1)                  825,000       18,719,250         1.10%
Netgenics, Inc., Warrants(1)(2)(3)           18,820                0         0.00%
Orapharma, Inc.(1)                        1,000,000        5,240,000         0.31%
Orchid BioSciences, Inc.(1)(2)(3)           807,749        3,166,375         0.19%
Orchid BioSciences, Inc.,
Options(1)(2)(3)                                649                0         0.00%
Orchid BioSciences, Inc.,
Warrants(1)(2)(3)                           100,000          269,500         0.02%
Pharmacopeia, Inc.(1)                     1,200,000       20,820,000         1.22%
Praecis Pharmaceuticals, Inc.(1)          1,300,000       13,533,000         0.79%
SangStat Medical Corp.(1)                   609,500        9,355,825         0.55%
Sepracor, Inc.(1)                         1,350,000       57,645,000         3.38%
Tularik, Inc.(1)                            525,000       12,127,500         0.71%
-----------------------------------------------------------------------------------
                                                      $  306,931,894        18.00%
-----------------------------------------------------------------------------------
Total Common Stocks, Warrants and Options
   (identified cost $1,504,248,946)                   $1,585,612,670
-----------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.93%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America -- 0.93%
-----------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. (1)(2)(3)      400,000   $    3,000,000         0.18%
Given Imaging Ltd.(1)(2)(3)                 902,877        7,042,441         0.41%
Memory Pharmaceutical,
Series C(1)(2)(3)                           400,000        1,000,000         0.06%
NetGenics, Inc., Series D(1)(2)(3)          250,000          575,000         0.03%

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
-----------------------------------------------------------------------------------
NetGenics, Inc., Series E(1)(2)(3)          652,173        1,499,998         0.09%
NetGenics, Inc., Series F(1)(2)(3)           75,278          173,139         0.01%
Physiome Science Inc.,
Series E(1)(2)(3)                           521,920        2,499,997         0.15%
-----------------------------------------------------------------------------------
                                                      $   15,790,575         0.93%
-----------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $10,571,884)                      $   15,790,575
-----------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.05%

                                                                      PERCENTAGE OF
SECURITY                                              VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Corporate Savings Account
-----------------------------------------------------------------------------------
Investors Bank & Trust Company
Daily Interest Savings Account (Current
Rate 2.25%)                                           $  103,249,241         6.05%
-----------------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $103,249,241)                  $  103,249,241
-----------------------------------------------------------------------------------
Total Investments
   (identified cost $1,618,070,071)                   $1,704,652,486        99.94%
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities                        $      997,600         0.06%
-----------------------------------------------------------------------------------
Net Assets                                            $1,705,650,086       100.00%
-----------------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,618,070,071)      $1,704,652,486
Interest and dividends receivable                961,578
Deferred organization expenses                     1,013
Prepaid expenses and other assets                 70,783
--------------------------------------------------------
TOTAL ASSETS                              $1,705,685,860
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Accrued expenses                          $       35,774
--------------------------------------------------------
TOTAL LIABILITIES                         $       35,774
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,705,650,086
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,619,067,671
Net unrealized appreciation (computed on
   the basis of identified cost)              86,582,415
--------------------------------------------------------
TOTAL                                     $1,705,650,086
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $918,961)                              $   6,320,177
Interest                                      3,926,357
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  10,246,534
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $  10,574,954
Administration fee                            3,143,282
Trustees' fees and expenses                      31,623
Legal and accounting services                    44,833
Custodian fee                                   317,826
Amortization of organization expenses             2,401
Miscellaneous                                    22,163
-------------------------------------------------------
TOTAL EXPENSES                            $  14,137,082
-------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     306,535
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     306,535
-------------------------------------------------------

NET EXPENSES                              $  13,830,547
-------------------------------------------------------

NET INVESTMENT LOSS                       $  (3,584,013)
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  84,455,538
   Foreign currency transactions             (1,224,084)
-------------------------------------------------------
NET REALIZED GAIN                         $  83,231,454
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(247,764,936)
   Foreign currency                             (12,804)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(247,777,740)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(164,546,286)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(168,130,299)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          YEAR ENDED       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         AUGUST 31, 2001  AUGUST 31, 2000
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $    (3,584,013) $    (2,689,876)
   Net realized gain                           83,231,454       54,649,622
   Net change in unrealized
      appreciation (depreciation)            (247,777,740)     292,063,612
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $  (168,130,299) $   344,023,358
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 1,228,631,214  $   536,036,150
   Withdrawals                               (317,562,598)    (122,428,380)
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   911,068,616  $   413,607,770
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $   742,938,317  $   757,631,128
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   962,711,769  $   205,080,641
--------------------------------------------------------------------------
AT END OF YEAR                            $ 1,705,650,086  $   962,711,769
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
                                     2001          2000         1999         1998         1997
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                   1.05%        1.09%        0.95%        1.06%        1.25%
   Interest expense                       --           --         0.01%          --           --
   Expenses after custodian
      fee reduction                     1.03%        1.05%        0.90%        0.92%        1.18%
   Net investment loss                 (0.27)%      (0.64)%      (0.42)%      (0.49)%      (0.81)%
Portfolio Turnover                        24%          31%          41%          34%          14%
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $1,705,650     $962,712     $205,081     $144,662     $152,717
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, and 0.60% of average net assets of $1.5 billion but less than $2 billion. The fee rate declines for net assets of $2 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the year ended August 31, 2001, the fee was equivalent to 0.79% of the Portfolio's average daily net assets and amounted to $10,574,954.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, and at reduced rates as daily net assets exceed $2 billion. For the year ended August 31, 2001, the administration fee was 0.23% of average net assets and amounted to $3,143,282.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 2001, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,091,676,902 and $306,480,498, respectively, for the year ended August 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,618,315,247
    --------------------------------------------------------
    Gross unrealized appreciation             $  241,623,696
    Gross unrealized depreciation               (155,286,457)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   86,337,239
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation,

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2001.

7 Restricted Securities
-------------------------------------------
   At August 31, 2001, the Portfolio owned the following securities (representing 1.53% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND OPTIONS
    --------------------------------------------------------------------------------------------
    Adolor, Inc.                                 5/30/01       380,000  $ 7,600,000  $ 6,916,000
    Given Imaging Warrants                       8/30/01         1,283            0        7,313
    Netgenics, Inc., Warrants                    8/20/01        18,820            0            0
    Orchid BioSciences, Inc.                    12/20/99       807,749    4,057,412    3,166,375
    Orchid BioSciences, Inc., Options            7/24/01           649            0            0
    Orchid BioSciences, Inc., Warrants           5/24/99       100,000            0      269,500
    --------------------------------------------------------------------------------------------
                                                                        $11,657,412  $10,359,188
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    Acadia Pharmaceuticals, Inc.                 5/05/00       400,000  $ 3,000,000  $ 3,000,000
    Given Imaging Ltd.                           9/15/00       902,877    1,898,750    7,042,441
    Memory Pharmaceutical, Series C              6/21/00       400,000    1,000,000    1,000,000
    NetGenics, Inc., Series D                    3/20/98       250,000      500,000      575,000
    NetGenics, Inc., Series E                   12/21/99       652,173    1,499,998    1,499,998
    NetGenics, Inc., Series F                    8/10/01        75,278      173,139      173,139
    Physiome Science Inc., Series E              5/16/00       521,920    2,499,997    2,499,997
    --------------------------------------------------------------------------------------------
                                                                        $10,571,884  $15,790,575
    --------------------------------------------------------------------------------------------
                                                                        $22,229,296  $26,149,763
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2001, there were no outstanding obligations under these financial instruments.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS OF
WORLDWIDE HEALTH SCIENCES PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets, and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 5, 2001

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2001

INVESTMENT MANAGEMENT

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant